Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Categories of Financial Instruments
Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2024	2023
Cash and cash equivalents [1,2]	$78,143	$74,738
Accounts receivable and accrued revenues [1]	53,715	75,848
Total financial assets	$131,858	$150,586

Financial liabilities
Accounts payables and accrued expenses [1]	$23,436	$20,493
Current portion long term debt [1]	78,649	30,300
Long term debt [1]	330,775	398,425
Total financial liabilities	$432,861	$449,219

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.

Interest Bearing Debt
Interest-bearing debt

			Remaining	Carrying amount
(Dollars in thousands)	Interest	Maturity	notional	2024	2023
Credit Agricole Credit Facility	SOFR + 2.05%	2028	$32,500	$31,834	$34,097
Danish Ship Finance Credit Facility	SOFR + 2.00%	2025	26,693	26,635	28,982
Nordea Credit Facility	SOFR + CAS[1] + 1.90%	2027	93,521	91,735	90,594
ING Credit Facility	SOFR + 1.90%	2029	221,150	218,311	231,258
ING Credit Facility	SOFR + 1.80%	2029	41,250	40,910	43,794
Total carrying amount			$415,114	$409,424	$428,726

Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

(Dollars in thousands)	As of January 1, 2024	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2024
Bank loans [3]	$428,726	$(21,929)	$2,628	$-	$409,424
Office leases [4]	5,849	(1,390)	-	(298)	4,160
Total	$434,574	$(23,320)	$2,628	$(298)	$413,584

			Non-cash changes

(Dollars in thousands)	As of January 1, 2023	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2023
Bank loans [3]	$396,696	$29,731	$2,972	$(673)	$428,726
Office leases [4]	3,938	(1,424)	-	3,334	5,849
Total	$400,634	$28,307	$2,972	$2,661	$434,574

[1]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[2]
Other changes related to bank loans for the years 2023 represent gains on modification of debt which includes previously capitalized fees. Other changes related to office leases for the year 2024 represent lease modification and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2023 represent lease modification and foreign exchange effects during the year related to IFRS 16.

[3]
As of December 31, 2024, bank loans consist of current portion long-term debt of $78,649 thousand and long-term debt of $330,775 thousand. As of December 31, 2023, bank loans consist of current portion long-term debt of $30,300 thousand and long-term debt of $398,425 thousand.

[4]
As of December 31, 2024, office leases consist of $1,389 thousand of current liabilities and $2,771 thousand of non-current liabilities. As of December 31, 2023, office leases consist of $1,418 thousand of current liabilities and $4,431 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.